Operating expenses (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Salaries	£ 2,295	£ 2,494		£ 2,477
Bonus awards	267	232		299
Temporary and contract costs	240	258		401
Social security costs	300	316		296
Pension costs	354	340		301
- defined benefit schemes	215	215		188
- defined contribution schemes	139	125		113
Other	220	238		202
Staff costs	3,676	3,878	[1]	3,976	[1]
Premises and equipment	1,133	1,222	[1]	1,258	[1]
UK bank levy	99	167		134
Depreciation and amortisation	923	913		1,218
Other administrative expenses	1,927	1,678		2,694
Administrative expenses	4,082	3,980		5,304
Operating expenses	7,758	7,858	[1]	9,280	[1]
Prior period rebate				31
Impairment loss of goodwill	85
Planned reduction of property portfolio
Disclosure of terms and conditions of share-based payment arrangement [line items]
Premises and equipment	33	144		161
Depreciation, property, plant and equipment	58	107		287
Accelerated depreciation	41	71		40
Freehold premises | Planned reduction of property portfolio
Disclosure of terms and conditions of share-based payment arrangement [line items]
Premises and equipment	3	1		4
Depreciation, property, plant and equipment	10	21		250
Long leasehold property | Planned reduction of property portfolio
Disclosure of terms and conditions of share-based payment arrangement [line items]
Premises and equipment	30	143		157
Depreciation, property, plant and equipment	£ 48	£ 86		£ 37

[1]	Comparative results have been re-presented from those previously published to reclassify certain items as discontinued operations as described in Note 8 to the consolidated financial statements.